Partners' Capital (Tables)	12 Months Ended
Dec. 31, 2015
Partners' Capital [Abstract]
Rollforward of the Number of Common and Subordinated Limited Partner Units Outstanding

A rollforward of the number of common and subordinated limited partner units outstanding is as follows:

	Common Units-	Common Units-	Subordinated Units-
	Public	Green Plains	Green Plains	Total
Units issued in connection with IPO, July 1, 2015	11,500,000	4,389,642	15,889,642	31,779,284
Units issued under LTIP	10,089	-	-	10,089
Units outstanding, December 31, 2015	11,510,089	4,389,642	15,889,642	31,789,373

Summary of the Percentage Allocations of Available Cash From Operating Surplus Based on Specified Target Distribution Levels

The following table illustrates the percentage allocations of available cash from operating surplus during the subordination period between the unitholders and the general partner, as the holder of the incentive distribution rights, based on the specified target distribution levels:

			Marginal Percentage Interest in Distribution (1)
	Total Quarterly Distribution Per Unit - Target Amount		Common and Subordinated Unitholders	General Partner (as holder of Incentive Distribution Rights) (2)
Minimum quarterly distribution	$0.40		98.0%	2.0%
First target distribution	above $0.40	up to $0.46	98.0%	2.0%
Second target distribution	above $0.46	up to $0.50	85.0%	15.0%
Third target distribution	above $0.50	up to $0.60	75.0%	25.0%
Thereafter	above $0.60		50.0%	50.0%

(1) Includes percentage interests of the general partner, as the holder of incentive distribution rights, and the unitholders when the partnership distributes available cash from operating surplus up to and including the corresponding amount in the column “Total Quarterly Distribution Per Unit Target Amount.” The percentage interests shown for the unitholders and the general partner for the minimum quarterly distribution are also applicable to quarterly distribution amounts that are less than the minimum quarterly distribution.

(2) The percentage interests for the general partner assume the general partner contributed additional capital necessary to maintain its 2% general partner interest, did not transfer any of its incentive distribution rights and there were no arrearages on common units.

Summary of Quarterly Cash Distributions Declarations, Payments and Scheduled Payments

The table below summarizes 2015 quarterly cash distributions declarations, payments and scheduled payments through February 12, 2016:

	Year Ended December 31, 2015
	Declaration Date	Record Date	Payment Date	Quarterly Distribution
Third quarter	October 22, 2015	November 6, 2015	November 13, 2015	$0.40
Fourth quarter	January 21, 2016	February 5, 2015	February 12, 2016	$0.4025

Schedule Allocation of Total Cash Distributions to the General and Limited Partners

The allocation of total cash distributions to the general and limited partners applicable to the period the distributions were earned are as follows (in thousands):

Year Ended December 31, 2015
General partner distribution	$521
Limited partners' distributions:
Limited partner common units - public	9,237
Limited partner common units - Green Plains	3,523
Limited partner subordinated units - Green Plains	12,751
Total limited partners' distributions	25,511
Total cash distributions	$26,032